Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Payroll payables	$ 1,555,918	$ 1,303,352
Office rental	20,000	10,000
Other payables	186,911	44,612
Total accrued expenses and other payables	$ 1,762,829	$ 1,357,964